UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Capital Preservation Fund

Investor Class (CPFXX)	March 31, 2026

This annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Fund Statistics
Net Assets	$2,286,782,507
Management Fees (dollars paid during the reporting period)	$10,680,208
Total Number of Portfolio Holdings	36
7-Day Current Yield - Investor Class	3.26%
7-Day Effective Yield - Investor Class	3.31%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	98.7%
Other Assets and Liabilities	1.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081803

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

Investor Class (BGNMX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund Investor Class returned 5.15% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.15%	-0.09%	0.97%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081605

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

I Class (AGMHX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund I Class returned 5.25% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.25%	0.04%	1.22%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081654

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

A Class (BGNAX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund A Class returned 4.89% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.89%	-0.34%	0.72%
A Class - with sales charge	0.17%	-1.25%	0.26%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081837

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

C Class (BGNCX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund C Class returned 4.23% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.23%	-1.06%	-0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081761

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

R Class (AGMWX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.63%	-0.57%	0.47%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081779

ANNUAL SHAREHOLDER REPORT
Ginnie Mae Fund

R5 Class (AGMNX)	March 31, 2026

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R5 Class returned 5.36% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.36%	0.11%	1.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$351,199,108
Management Fees (dollars paid during the reporting period)	$1,900,190
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	144

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081787

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

Investor Class (CPTNX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

What were the key factors that affected the fund’s performance?
Government Bond Fund Investor Class returned 4.42% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.42%	-0.29%	0.97%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081308

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

I Class (ABHTX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Government Bond Fund I Class returned 4.53% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.53%	-0.20%	1.28%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.40%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081647

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

A Class (ABTAX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

What were the key factors that affected the fund’s performance?
Government Bond Fund A Class returned 4.16% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.16%	-0.54%	0.73%
A Class - with sales charge	-0.52%	-1.46%	0.27%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081860

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

C Class (ABTCX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$149	1.47%

What were the key factors that affected the fund’s performance?
Government Bond Fund C Class returned 3.39% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.39%	-1.29%	-0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081746

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

R Class (ABTRX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$99	0.97%

What were the key factors that affected the fund’s performance?
Government Bond Fund R Class returned 3.80% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.80%	-0.81%	0.47%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081738

ANNUAL SHAREHOLDER REPORT
Government Bond Fund

R5 Class (ABTIX)	March 31, 2026

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.27%

What were the key factors that affected the fund’s performance?
Government Bond Fund R5 Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.63%	-0.10%	1.18%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$466,493,734
Management Fees (dollars paid during the reporting period)	$1,948,379
Portfolio Turnover Rate	218%
Total Number of Portfolio Holdings	152

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081753

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

Investor Class (ACITX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	0.51%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Investor Class returned 2.70% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.70%	1.16%	2.28%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081704

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

I Class (AIAHX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.41%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund I Class returned 2.81% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	2.81%	1.26%	2.47%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081639

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

Y Class (AIAYX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$31	0.31%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Y Class returned 2.92% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.92%	1.36%	2.57%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081621

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

A Class (AIAVX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	0.76%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund A Class returned 2.55% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.55%	0.91%	2.03%
A Class - with sales charge	-2.06%	-0.02%	1.57%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081829

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

C Class (AINOX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$152	1.51%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund C Class returned 1.69% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.69%	0.14%	1.26%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081720

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

R Class (AIARX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$102	1.01%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R Class returned 2.18% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	2.18%	0.65%	1.77%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081712

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

R5 Class (AIANX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$31	0.31%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R5 Class returned 2.92% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	2.92%	1.36%	2.48%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081795

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

R6 Class (AIADX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.26%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R6 Class returned 2.97% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	2.97%	1.40%	2.69%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081597

ANNUAL SHAREHOLDER REPORT
Inflation-Adjusted Bond Fund

G Class (AINGX)	March 31, 2026

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$5	0.05%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund G Class returned 3.19% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	3.19%	1.63%	2.91%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,006,594,835
Management Fees (dollars paid during the reporting period)	$5,039,888
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081613

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

Investor Class (TWUSX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund Investor Class returned 3.78% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.78%	1.58%	1.53%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081506

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

I Class (ASGHX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund I Class returned 3.77% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	3.77%	1.68%	1.81%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081662

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

A Class (TWAVX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.80%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund A Class returned 3.53% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.53%	1.35%	1.29%
A Class - with sales charge	1.20%	0.89%	1.06%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081845

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

C Class (TWACX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$157	1.55%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund C Class returned 2.64% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.64%	0.55%	0.52%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081696

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

R Class (TWARX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R Class returned 3.16% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.16%	1.08%	1.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081688

ANNUAL SHAREHOLDER REPORT
Short-Term Government Fund

R5 Class (TWUOX)	March 31, 2026

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R5 Class returned 3.88% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	3.88%	1.78%	1.74%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,969,451
Management Fees (dollars paid during the reporting period)	$991,387
Portfolio Turnover Rate	210%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081670

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$94,180
FY 2026:	$94,180

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0
(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2026

Capital Preservation Fund	Inflation-Adjusted Bond Fund
Investor Class (CPFXX)	Investor Class (ACITX)
Ginnie Mae Fund	I Class (AIAHX)
Investor Class (BGNMX)	Y Class (AIAYX)
I Class (AGMHX)	A Class (AIAVX)
A Class (BGNAX)	C Class (AINOX)
C Class (BGNCX)	R Class (AIARX)
R Class (AGMWX)	R5 Class (AIANX)
R5 Class (AGMNX)	R6 Class (AIADX)
Government Bond Fund	G Class (AINGX)
Investor Class (CPTNX)	Short-Term Government Fund
I Class (ABHTX)	Investor Class (TWUSX)
A Class (ABTAX)	I Class (ASGHX)
C Class (ABTCX)	A Class (TWAVX)
R Class (ABTRX)	C Class (TWACX)
R5 Class (ABTIX)	R Class (TWARX)
R5 Class (TWUOX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Capital Preservation Fund

MARCH 31, 2026

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 98.7%
U.S. Treasury Bills, 3.63%, 4/2/26	$53,800,000	$53,794,652
U.S. Treasury Bills, 3.67%, 4/7/26	210,530,000	210,402,862
U.S. Treasury Bills, 3.64%, 4/9/26	87,245,000	87,175,462
U.S. Treasury Bills, 3.69%, 4/14/26	100,000,000	99,868,700
U.S. Treasury Bills, 3.66%, 4/16/26	100,000,000	99,849,792
U.S. Treasury Bills, 3.68%, 4/21/26	76,010,000	75,856,543
U.S. Treasury Bills, 3.67%, 4/23/26	214,750,000	214,275,009
U.S. Treasury Bills, 3.68%, 4/28/26	60,000,000	59,836,650
U.S. Treasury Bills, 3.64%, 4/30/26	48,450,000	48,309,917
U.S. Treasury Bills, 3.67%, 5/7/26	26,750,000	26,653,125
U.S. Treasury Bills, 3.57%, 5/12/26	56,230,000	56,004,317
U.S. Treasury Bills, 3.65%, 5/14/26	25,000,000	24,892,500
U.S. Treasury Bills, 3.66%, 5/19/26	9,850,000	9,802,581
U.S. Treasury Bills, 3.63%, 5/26/26	28,750,000	28,592,578
U.S. Treasury Bills, 3.63%, 6/2/26	72,910,000	72,460,799
U.S. Treasury Bills, 3.66%, 6/4/26	30,000,000	29,807,467
U.S. Treasury Bills, 3.63%, 6/9/26	78,780,000	78,238,678
U.S. Treasury Bills, 3.63%, 6/16/26	35,000,000	34,735,145
U.S. Treasury Bills, 3.64%, 6/23/26	51,250,000	50,825,590
U.S. Treasury Bills, 3.65%, 7/14/26	50,000,000	49,480,000
U.S. Treasury Bills, 3.57%, 7/23/26	25,000,000	24,723,778
U.S. Treasury Bills, 3.55%, 8/13/26	25,000,000	24,674,306
U.S. Treasury Bills, 3.70%, 3/18/27	7,530,000	7,262,208
U.S. Treasury Notes, 0.75%, 4/30/26	100,000,000	99,732,408
U.S. Treasury Notes, 4.875%, 4/30/26	20,000,000	20,009,854
U.S. Treasury Notes, 0.75%, 8/31/26	25,000,000	24,704,506
U.S. Treasury Notes, 3.75%, 8/31/26	25,000,000	25,008,564
U.S. Treasury Notes, 1.625%, 9/30/26	60,000,000	59,418,697
U.S. Treasury Notes, 4.625%, 10/15/26	64,650,000	64,982,703
U.S. Treasury Notes, 1.25%, 11/30/26	25,000,000	24,628,250
U.S. Treasury Notes, 4.25%, 11/30/26	15,000,000	15,057,694
U.S. Treasury Notes, 4.25%, 3/15/27	10,000,000	10,054,898
U.S. Treasury Notes, 4.50%, 4/15/27	45,000,000	45,329,612
U.S. Treasury Notes, VRN, 3.80%, (3-month USBMMY plus 0.15%), 4/30/26	310,000,000	310,013,097
U.S. Treasury Notes, VRN, 3.84%, (3-month USBMMY plus 0.18%), 7/31/26	65,000,000	64,996,727
U.S. Treasury Notes, VRN, 3.86%, (3-month USBMMY plus 0.21%), 10/31/26	25,000,000	25,006,861
TOTAL INVESTMENT SECURITIES — 98.7%		2,256,466,530
OTHER ASSETS AND LIABILITIES — 1.3%		30,315,977
TOTAL NET ASSETS — 100.0%		$2,286,782,507

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Schedule of Investments - Ginnie Mae Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 89.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
GNMA, VRN, 5.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$818,064	$827,590
GNMA, VRN, 5.375%, (1-year H15T1Y plus 1.50%), 8/20/36 to 8/20/49	1,676,713	1,694,809
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 4/20/38	1,211,761	1,233,526
		3,755,925
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 88.1%
GNMA, 5.00%, TBA	12,230,000	12,114,264
GNMA, 5.50%, TBA	21,346,000	21,485,282
GNMA, 6.50%, 5/20/26 to 8/20/55	7,995,747	8,324,191
GNMA, 8.00%, 6/15/26 to 7/20/30	7,208	7,335
GNMA, 6.00%, 6/20/26 to 8/20/55	20,401,948	21,074,984
GNMA, 7.00%, 9/20/27 to 12/20/29	56,083	57,761
GNMA, 8.50%, 12/15/29 to 12/15/30	13,617	14,241
GNMA, 7.50%, 2/20/31	16,715	17,269
GNMA, 4.50%, 7/15/33 to 3/20/54	24,613,793	23,984,088
GNMA, 5.50%, 6/20/36 to 4/20/55	16,907,389	17,191,829
GNMA, 5.00%, 6/20/40 to 1/20/55	34,505,133	34,319,964
GNMA, 3.50%, 6/20/42 to 3/20/52	20,068,951	18,602,423
GNMA, 3.00%, 4/20/44 to 11/20/51	42,752,702	38,250,975
GNMA, 2.50%, 7/20/46 to 11/20/52	52,133,421	45,000,201
GNMA, 4.00%, 2/20/47 to 11/20/51	21,601,569	20,381,285
GNMA, 2.00%, 2/20/51 to 11/20/51	49,022,208	40,554,809
GNMA, 3.50%, 2/20/52(1)	8,718,813	8,078,036
		309,458,937
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $327,054,921)		313,214,862
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4%
GNMA, Series 2003-110, Class F, VRN, 4.19%, (1-month SOFR plus 0.51%), 10/20/33	280,917	279,707
GNMA, Series 2003-66, Class HF, VRN, 4.24%, (1-month SOFR plus 0.56%), 8/20/33	164,554	164,530
GNMA, Series 2004-76, Class F, VRN, 4.19%, (1-month SOFR plus 0.51%), 9/20/34	293,519	292,005
GNMA, Series 2005-13, Class FA, VRN, 3.99%, (1-month SOFR plus 0.31%), 2/20/35	631,786	629,394
GNMA, Series 2007-5, Class FA, VRN, 3.93%, (1-month SOFR plus 0.25%), 2/20/37	725,936	725,710
GNMA, Series 2007-58, Class FC, VRN, 4.29%, (1-month SOFR plus 0.61%), 10/20/37	451,257	449,297
GNMA, Series 2008-2, Class LF, VRN, 4.25%, (1-month SOFR plus 0.57%), 1/20/38	524,494	521,403
GNMA, Series 2008-61, Class KF, VRN, 4.46%, (1-month SOFR plus 0.78%), 7/20/38	529,561	528,513
GNMA, Series 2008-88, Class UF, VRN, 4.79%, (1-month SOFR plus 1.11%), 10/20/38	468,730	468,796
GNMA, Series 2009-92, Class FJ, VRN, 4.47%, (1-month SOFR plus 0.79%), 10/16/39	273,155	273,612
GNMA, Series 2021-175, Class LI, SEQ, IO, 3.00%, 4/20/51	23,523,718	3,087,702
GNMA, Series 2023-106, Class LA, SEQ, 5.00%, 2/20/47	1,071,975	1,076,461
GNMA, Series 2023-170, Class LZ, SEQ, 6.00%, 11/20/53	2,510,634	2,534,864
GNMA, Series 2023-173, Class EC, SEQ, 6.00%, 2/20/52	991,516	998,864
GNMA, Series 2023-55, Class KI, IO, 3.50%, 11/20/50	23,769,297	4,304,173
GNMA, Series 2024-117, Class BC, SEQ, 4.00%, 2/20/52	4,004,819	3,942,364
GNMA, Series 2024-44, Class D, SEQ, 4.50%, 6/20/51	6,692,395	6,644,208
GNMA, Series 2024-59, Class P, 5.50%, 4/20/54	3,300,134	3,305,434
GNMA, Series 2025-157, Class NA, 6.00%, 4/20/55	4,884,805	4,897,571
GNMA, Series 2025-178, Class GP, 6.50%, 8/20/55	4,914,159	4,959,051
GNMA, Series 2026-30, Class QE, 6.00%, 12/20/55	6,982,227	7,112,508
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,685,174)		47,196,167

Schedule of Investments - Ginnie Mae Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	65,988	$65,988
Repurchase Agreements — 6.8%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $24,122,022), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $23,651,404)		23,649,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,714,988)		23,714,988
TOTAL INVESTMENT SECURITIES — 109.4% (Cost $396,455,083)		384,126,017
OTHER ASSETS AND LIABILITIES — (9.4)%		(32,926,909)
TOTAL NET ASSETS — 100.0%		$351,199,108

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	27	June 2026	$5,601,023	$9,651
U.S. Treasury 5-Year Notes	40	June 2026	4,327,188	15,547
U.S. Treasury 10-Year Notes	11	June 2026	1,221,516	(23,912)
U.S. Treasury 10-Year Ultra Notes	52	June 2026	5,902,812	(132,064)
			$17,052,539	$(130,778)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $516,064.

Schedule of Investments - Ginnie Mae Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$313,214,862	—
U.S. Government Agency Collateralized Mortgage Obligations	—	47,196,167	—
Short-Term Investments	$65,988	23,649,000	—
	$65,988	$384,060,029	—
Other Financial Instruments
Futures Contracts	$25,198	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$155,976	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$25,750
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$20,309
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(121,092)

See Notes to Financial Statements.

Schedule of Investments - Government Bond Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 38.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$159,694	$162,097
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	249,809	253,381
GNMA, VRN, 5.125%, (1-year H15T1Y plus 1.50%), 11/20/32	31,044	31,267
GNMA, VRN, 5.625%, (1-year H15T1Y plus 2.00%), 10/20/34	152,586	155,838
GNMA, VRN, 5.125%, (1-year H15T1Y plus 1.50%), 12/20/34	68,866	68,824
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/35	77,077	77,513
GNMA, VRN, 5.375%, (1-year H15T1Y plus 1.50%), 7/20/35	125,147	127,120
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/36	249,282	249,307
		1,125,347
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 38.7%
FHLMC, 5.50%, 4/1/38	497,020	512,749
FHLMC, 3.00%, 2/1/43	2,198,430	2,016,113
FHLMC, 3.50%, 2/1/49	1,038,446	962,070
FHLMC, 3.00%, 1/1/50	1,010,352	888,834
FHLMC, 2.50%, 10/1/50	2,248,619	1,899,489
FHLMC, 2.50%, 5/1/51	6,052,570	5,165,140
FHLMC, 3.50%, 5/1/51	2,911,117	2,696,144
FHLMC, 2.00%, 8/1/51	5,204,779	4,233,871
FHLMC, 3.50%, 5/1/52	4,147,175	3,808,793
FHLMC, 3.50%, 5/1/52	699,381	648,055
FHLMC, 4.00%, 6/1/52	3,456,073	3,288,867
FHLMC, 5.00%, 7/1/52	1,056,608	1,056,117
FHLMC, 4.50%, 10/1/52	3,613,183	3,497,471
FHLMC, 4.50%, 10/1/52	1,144,026	1,109,480
FHLMC, 5.50%, 12/1/52	3,241,507	3,287,035
FHLMC, 5.50%, 11/1/55	2,514,284	2,528,664
FHLMC, 5.50%, 1/1/56	2,469,676	2,488,331
FNMA, 3.17%, 1/1/27	1,500,000	1,489,406
FNMA, 3.63%, 8/1/28	6,843,668	6,725,607
FNMA, 6.00%, 12/1/33	239,382	244,145
FNMA, 5.50%, 8/1/34	449,941	458,567
FNMA, 5.50%, 1/1/36	514,699	531,411
FNMA, 6.00%, 9/1/37	137,815	144,647
FNMA, 6.00%, 11/1/37	535,613	562,229
FNMA, 6.50%, 5/1/39	296,530	310,664
FNMA, 4.50%, 6/1/41	680,625	673,959
FNMA, 4.00%, 8/1/41	553,965	535,334
FNMA, 4.00%, 12/1/41	1,893,876	1,830,066
FNMA, 3.50%, 5/1/42	636,515	602,407
FNMA, 4.00%, 11/1/45	431,340	414,991
FNMA, 4.00%, 2/1/46	1,124,688	1,081,017
FNMA, 4.00%, 4/1/46	1,477,514	1,419,989
FNMA, 3.50%, 2/1/47	1,766,834	1,638,146
FNMA, 2.50%, 2/1/51	4,900,711	4,208,056
FNMA, 3.00%, 6/1/51	4,368,485	3,926,160
FNMA, 4.00%, 8/1/51	1,569,554	1,491,560
FNMA, 2.50%, 12/1/51	2,137,839	1,829,557
FNMA, 3.00%, 2/1/52	707,976	629,767
FNMA, 2.00%, 3/1/52	2,123,548	1,740,570

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
FNMA, 3.00%, 3/1/52	$4,338,696	$3,863,870
FNMA, 4.00%, 4/1/52	4,129,159	3,918,783
FNMA, 4.00%, 4/1/52	1,506,983	1,436,912
FNMA, 3.00%, 5/1/52	4,426,096	3,935,765
FNMA, 3.00%, 5/1/52	1,255,410	1,124,194
FNMA, 4.00%, 5/1/52	2,580,783	2,437,922
FNMA, 3.50%, 6/1/52	2,564,000	2,374,567
FNMA, 5.00%, 6/1/52	3,415,019	3,406,214
FNMA, 2.50%, 7/1/52	1,214,175	1,028,633
FNMA, 4.50%, 7/1/52	810,487	785,929
FNMA, 5.00%, 7/1/52	4,065,961	4,049,000
FNMA, 4.50%, 9/1/52	886,333	864,723
FNMA, 5.00%, 9/1/52	1,675,180	1,672,093
FNMA, 5.00%, 10/1/52	2,421,021	2,404,880
FNMA, 5.50%, 10/1/52	3,529,850	3,563,245
FNMA, 5.00%, 1/1/53	3,474,226	3,450,707
FNMA, 5.50%, 3/1/54	6,875,050	6,928,550
FNMA, 4.50%, 4/1/54	5,863,250	5,677,981
FNMA, 4.50%, 2/1/55	1,734,541	1,681,448
GNMA, 5.00%, TBA	3,231,000	3,200,424
GNMA, 6.00%, 1/20/39	88,066	92,589
GNMA, 4.00%, 12/15/40	261,990	250,270
GNMA, 3.50%, 6/20/42	1,519,938	1,441,468
GNMA, 3.00%, 7/20/50	4,821,547	4,318,981
GNMA, 3.50%, 2/20/51	478,292	446,802
GNMA, 4.00%, 9/20/52	7,884,958	7,465,130
GNMA, 4.50%, 9/20/52	7,646,329	7,450,213
GNMA, 4.50%, 10/20/52	5,980,235	5,829,615
GNMA, 4.00%, 4/20/54	7,301,479	6,862,764
GNMA, 5.00%, 12/20/54	4,139,998	4,120,529
UMBS, 5.00%, TBA	12,084,000	11,919,187
		180,578,866
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $185,197,286)		181,704,213
U.S. TREASURY SECURITIES — 29.5%
U.S. Treasury Bonds, 4.625%, 2/15/40	2,500,000	2,499,414
U.S. Treasury Bonds, 5.00%, 5/15/45	1,200,000	1,215,938
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,213,530	1,134,202
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	518,275	521,020
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	506,470	504,152
U.S. Treasury Notes, 4.625%, 10/15/26	15,000,000	15,068,624
U.S. Treasury Notes, 3.875%, 7/31/27(1)	3,000,000	3,001,523
U.S. Treasury Notes, 3.875%, 11/30/27(1)	400,000	400,281
U.S. Treasury Notes, 3.375%, 2/29/28	7,000,000	6,945,312
U.S. Treasury Notes, 3.875%, 3/31/28	9,000,000	9,013,711
U.S. Treasury Notes, 3.875%, 6/15/28	4,000,000	4,005,938
U.S. Treasury Notes, 3.375%, 9/15/28	2,000,000	1,979,531
U.S. Treasury Notes, 3.50%, 3/15/29	1,700,000	1,685,059
U.S. Treasury Notes, 4.125%, 3/31/29	19,200,000	19,362,750
U.S. Treasury Notes, 4.25%, 6/30/29	15,000,000	15,185,156
U.S. Treasury Notes, 4.375%, 12/31/29	1,500,000	1,525,576
U.S. Treasury Notes, 4.875%, 10/31/30(1)	1,300,000	1,350,807
U.S. Treasury Notes, 4.375%, 11/30/30	2,200,000	2,240,133

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.50%, 2/28/31	$3,200,000	$3,138,125
U.S. Treasury Notes, 4.25%, 2/28/31	18,300,000	18,539,830
U.S. Treasury Notes, 4.125%, 10/31/31	3,800,000	3,820,410
U.S. Treasury Notes, 3.875%, 8/31/32	5,000,000	4,937,988
U.S. Treasury Notes, 4.125%, 11/15/32	7,000,000	7,003,828
U.S. Treasury Notes, 4.00%, 1/31/33	1,600,000	1,588,000
U.S. Treasury Notes, 3.75%, 2/28/33	600,000	586,359
U.S. Treasury Notes, 4.50%, 11/15/33	4,400,000	4,491,953
U.S. Treasury Notes, 4.125%, 2/15/36	6,000,000	5,906,719
TOTAL U.S. TREASURY SECURITIES (Cost $137,841,939)		137,652,339
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6%
FHLMC, Series 2812, Class MF, VRN, 4.24%, (30-day average SOFR plus 0.56%), 6/15/34	552,792	551,774
FHLMC, Series 3153, Class FJ, VRN, 4.17%, (30-day average SOFR plus 0.49%), 5/15/36	444,654	442,415
FHLMC, Series 3397, Class GF, VRN, 4.29%, (30-day average SOFR plus 0.61%), 12/15/37	207,042	206,346
FHLMC, Series 3417, Class FA, VRN, 4.29%, (30-day average SOFR plus 0.61%), 11/15/37	435,065	433,699
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,328,263
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	5,021,945
FHLMC, Series K155, Class A3, SEQ, 3.75%, 4/25/33	5,000,000	4,778,495
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,138,122
FHLMC, Series K-171, Class A2, SEQ, VRN, 4.40%, 6/25/35	3,640,000	3,587,370
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,068,798
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,559,095
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,129,335
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,400,347	5,350,175
FNMA, Series 2005-103, Class FP, VRN, 4.08%, (30-day average SOFR plus 0.41%), 10/25/35	452,778	449,755
FNMA, Series 2009-89, Class FD, VRN, 4.38%, (30-day average SOFR plus 0.71%), 5/25/36	268,881	269,149
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,256,720
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	13,089,463	1,647,252
FNMA, Series 2023-M5, Class 2A2, SEQ, VRN, 4.50%, 7/25/28	2,013,149	2,022,372
FNMA, Series 2024-M6, Class A2, VRN, 2.90%, 7/25/27	2,992,097	2,957,605
FNMA, Series 2025-35, Class HF, VRN, 5.36%, (30-day average SOFR plus 1.70%), 5/25/55	4,408,987	4,459,056
GNMA, Series 2007-5, Class FA, VRN, 3.93%, (1-month SOFR plus 0.25%), 2/20/37	184,519	184,462
GNMA, Series 2010-14, Class QF, VRN, 4.24%, (1-month SOFR plus 0.56%), 2/16/40	640,287	638,550
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	2,646,430	2,441,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,326,653)		72,922,033
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
FHLB, 3.64%, 2/5/27	4,000,000	3,992,838
FHLB, 3.375%, 4/9/27	1,000,000	998,341
FHLMC, 6.25%, 7/15/32	4,000,000	4,465,970
FNMA, 0.875%, 8/5/30	3,000,000	2,637,764
FNMA, 6.625%, 11/15/30	3,000,000	3,335,894
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,751,024
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	1,005,432
Tennessee Valley Authority, 4.875%, 5/15/35	800,000	823,044
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,242,298)		19,010,307
MUNICIPAL SECURITIES — 4.0%
New York Power Authority Rev., Series A, 5.75%, 11/15/33 (AG)(2)	5,000,000	5,342,795
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(2)	13,000,000	13,154,656
TOTAL MUNICIPAL SECURITIES (Cost $18,509,396)		18,497,451

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 3.2%
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	$421,761	$366,757
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.49%, (1-month SOFR plus 0.81%), 1/25/72	1,582,934	1,571,547
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 4.93%, (30-day average SOFR plus 1.26%), 11/25/69(3)	804,410	810,359
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.35%, (30-day average SOFR plus 0.68%), 11/25/70(3)	2,569,717	2,544,257
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(3)	1,505,082	1,299,457
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.38%, (30-day average SOFR plus 0.71%), 12/26/69(3)	324,124	319,602
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.36%, (1-month SOFR plus 0.68%), 9/25/61	1,678,171	1,667,711
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.36%, (1-month SOFR plus 0.68%), 10/25/61	3,404,839	3,376,639
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.31%, (30-day average SOFR plus 0.64%), 5/25/70(3)	1,480,660	1,456,232
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,450,730	1,349,929
TOTAL ASSET-BACKED SECURITIES (Cost $14,381,574)		14,762,490
SHORT-TERM INVESTMENTS — 8.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,356	18,356
Repurchase Agreements — 6.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $29,125,103), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $28,556,903)		28,554,000
Treasury Bills(4) — 2.1%
U.S. Treasury Bills, 3.75%, 9/17/26	$5,000,000	4,915,775
U.S. Treasury Bills, 3.82%, 3/18/27	5,000,000	4,828,641
		9,744,416
TOTAL SHORT-TERM INVESTMENTS (Cost $38,308,522)		38,316,772
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $485,807,668)		482,865,605
OTHER ASSETS AND LIABILITIES — (3.5)%		(16,371,871)
TOTAL NET ASSETS — 100.0%		$466,493,734

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	202	June 2026	$41,903,953	$71,356
U.S. Treasury 5-Year Notes	21	June 2026	2,271,773	(205)
U.S. Treasury 10-Year Notes	14	June 2026	1,554,656	191
U.S. Treasury 10-Year Ultra Notes	51	June 2026	5,789,297	(72,858)
U.S. Treasury Long Bonds	152	June 2026	17,309,000	(295,875)
U.S. Treasury Ultra Bonds	267	June 2026	31,122,188	(1,000,932)
			$99,950,867	$(1,298,323)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Government Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,561,792.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,429,907, which represented 1.4% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$181,704,213	—
U.S. Treasury Securities	—	137,652,339	—
Collateralized Mortgage Obligations	—	72,922,033	—
U.S. Government Agency Securities	—	19,010,307	—
Municipal Securities	—	18,497,451	—
Asset-Backed Securities	—	14,762,490	—
Short-Term Investments	$18,356	38,298,416	—
	$18,356	$482,847,249	—

Other Financial Instruments
Futures Contracts	$71,547	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,369,870	—	—

Schedule of Investments - Government Bond Fund
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$142,939
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(164,227)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(1,262,604)

See Notes to Financial Statements.

Schedule of Investments - Inflation-Adjusted Bond Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 80.1%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	$21,022,944	$21,330,171
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	52,759,547	55,494,705
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	10,478,702	10,872,937
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	64,993,725	70,134,760
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	26,753,186	29,529,310
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	36,453,311	28,114,682
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	46,663,550	34,415,774
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	62,145,177	51,400,172
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	54,178,354	38,966,216
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	12,148,307	9,020,208
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	31,124,940	22,099,721
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	25,389,980	18,255,830
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	13,248,638	9,388,893
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	25,529,718	14,469,737
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	43,537,408	23,184,108
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	30,501,082	15,853,466
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	10,832,481	8,312,712
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	4,927,977	4,349,745
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	59,556,332	59,224,600
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	33,905,565	33,905,006
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,979,800	11,153,717
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	70,280,847	69,754,996
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	76,989,560	77,311,402
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	28,311,919	28,237,013
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,928,500	16,495,152
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	35,809,458	35,555,884
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	13,144,375	13,498,332
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	68,853,891	66,985,886
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	43,867,046	41,998,582
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	58,227,822	55,444,148
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	33,435,282	31,444,745
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	103,150,050	96,407,148
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	49,221,613	45,314,273
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	86,084,936	81,249,526
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	44,658,710	43,027,544
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	116,357,631	113,784,253
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	27,193,427	27,088,983
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	96,285,129	96,795,069
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	515,315	524,184
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	91,671,070	91,251,458
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36	5,054,949	4,995,693
TOTAL U.S. TREASURY SECURITIES (Cost $1,725,857,229)		1,606,640,741
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Private Sponsor Collateralized Mortgage Obligations — 4.6%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	20,715	20,690
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,268,338	1,160,261
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,010,706	926,056
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	279,785	275,805
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,982,303	1,991,139

Schedule of Investments - Inflation-Adjusted Bond Fund

	Principal Amount/Shares	Value
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	$3,003,709	$3,007,791
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	538,276	537,382
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	5,624,472	5,625,641
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	5,046,419	5,053,807
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	794,776	743,617
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	3,132,431	3,138,205
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A5, SEQ, VRN, 5.00%, 4/25/56(2)	3,093,935	3,071,565
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(2)	4,801,936	4,788,790
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	5,512,899	5,522,473
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	3,930,183	3,949,711
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	3,624,193	3,630,455
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	1,938,349	1,938,632
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	1,375,104	1,374,731
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	357,338	356,643
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	780,556	779,141
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	3,708,756	3,724,781
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(2)	8,873,000	8,790,369
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A2, 4.25%, 2/25/65(2)	3,011,751	2,917,084
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(2)	7,537,856	7,464,248
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	791,644	791,535
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	5,668,904	5,611,080
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	903,403	902,988
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	1,912,920	1,916,084
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	2,359,785	2,362,817
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(2)	8,080,195	8,090,764
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(2)	1,136,479	1,138,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $91,949,376)		91,602,382
CORPORATE BONDS — 3.3%
Banks — 0.2%
Wells Fargo & Co., VRN, 4.97%, 4/23/29	4,630,000	4,670,645
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(2)	3,200,000	3,152,837
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	1,975,000	2,026,265
		5,179,102
Building Products — 0.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(2)	4,385,000	4,042,323
Capital Markets — 0.3%
State Street Corp., VRN, 3.03%, 11/1/34	6,255,000	5,889,787
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	2,010,000	2,039,654
Electric Utilities — 0.1%
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(2)	2,055,000	2,053,759
Health Care Providers and Services — 0.3%
Centene Corp., 4.625%, 12/15/29	2,115,000	2,009,117
CVS Health Corp., VRN, 7.00%, 3/10/55	3,835,000	3,954,913
		5,964,030
Interactive Media and Services — 0.3%
Meta Platforms, Inc., 4.60%, 11/15/32	2,035,000	2,015,723
Meta Platforms, Inc., 4.875%, 11/15/35	4,155,000	4,077,881
		6,093,604

Schedule of Investments - Inflation-Adjusted Bond Fund

		Principal Amount/Shares	Value
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)		$5,430,000	$5,155,808
Lamar Media Corp., 3.75%, 2/15/28		4,257,000	4,142,980
Nexstar Media, Inc., 6.50%, 9/15/33(2)		3,010,000	3,034,754
Sirius XM Radio LLC, 4.00%, 7/15/28(2)		4,258,000	4,112,614
			16,446,156
Oil, Gas and Consumable Fuels — 0.6%
Permian Resources Operating LLC, 6.25%, 2/1/33(2)		4,946,000	5,041,586
Petroleos Mexicanos, 5.95%, 1/28/31		2,128,000	2,036,173
Sunoco LP, 7.00%, 5/1/29(2)		2,020,000	2,075,768
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(2)		1,960,000	2,016,793
			11,170,320
Specialized REITs — 0.0%
SBA Communications Corp., 3.125%, 2/1/29		625,000	592,610
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(2)		2,505,000	2,539,231
TOTAL CORPORATE BONDS (Cost $67,145,444)			66,681,221
CONVERTIBLE PREFERRED SECURITIES — 2.0%
Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125%		2,600,000	2,595,840
Banco Bilbao Vizcaya Argentaria SA, 9.375%		1,371,000	1,482,244
Banco Santander SA, 4.75%		2,200,000	2,177,220
Banco Santander SA, 9.625%		1,200,000	1,293,229
Barclays PLC, 8.00%		6,667,000	6,902,270
Commerzbank AG, 7.50%		3,000,000	3,043,284
HSBC Holdings PLC, 6.50%		3,997,000	3,995,914
HSBC Holdings PLC, 6.875%		1,960,000	1,974,500
Lloyds Banking Group PLC, 8.00%		4,785,000	5,026,882
Macquarie Bank Ltd., 6.125%(2)		2,432,000	2,448,781
Societe Generale SA, 6.75%(2)		1,025,000	1,021,711
Societe Generale SA, 9.375%(2)		1,085,000	1,135,050
Societe Generale SA, 10.00%(2)		2,875,000	3,106,885
			36,203,810
Capital Markets — 0.2%
UBS Group AG, 9.25%(2)		4,210,000	4,489,777
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $41,345,754)			40,693,587
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
New Zealand — 1.7%
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	15,000,000	7,547,090
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	48,750,000	26,983,331
			34,530,421
Saudi Arabia — 0.3%
Saudi Government International Bonds, 4.875%, 1/12/36(2)		$5,300,000	5,172,093
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $41,230,397)			39,702,514
ASSET-BACKED SECURITIES — 1.7%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		4,053,599	3,847,117
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)		10,577,069	10,500,358
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)		5,660,320	5,638,770
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)		7,815,384	7,761,598

Schedule of Investments - Inflation-Adjusted Bond Fund

	Principal Amount/Shares	Value
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)	$3,439,463	$3,473,605
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	3,925,000	3,853,901
TOTAL ASSET-BACKED SECURITIES (Cost $35,341,064)		35,075,349
EXCHANGE-TRADED FUNDS — 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	346,800	14,673,108
State Street SPDR Bloomberg Short Term High Yield Bond ETF	241,400	6,030,172
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,969,129)		20,703,280
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	$5,153,000	5,363,386
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	2,520,000	2,615,781
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	8,826,000	9,184,186
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,022,637)		17,163,353
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 7.625% (Cost $3,373,915)	3,230,000	3,342,110
SHORT-TERM INVESTMENTS — 4.2%
Commercial Paper(3) — 4.2%
HQLA Funding LLC, 3.77%, 4/1/26(2)	$5,050,000	5,049,478
Regatta Funding Co. LLC, 3.77%, 4/1/26(2)	60,000,000	59,993,814
St. Lawrence Funding LLC, 3.76%, 4/1/26(2)	19,250,000	19,248,030
		84,291,322
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	297,827	297,827
TOTAL SHORT-TERM INVESTMENTS (Cost $84,597,827)		84,589,149
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,128,832,772)		2,006,193,686
OTHER ASSETS AND LIABILITIES — 0.0%		401,149
TOTAL NET ASSETS — 100.0%		$2,006,594,835

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,262,360	USD	7,824,705	UBS AG	6/17/26	$(62,865)
USD	8,223,413	AUD	11,591,560	UBS AG	6/17/26	234,693
GBP	5,755,344	USD	7,718,777	JPMorgan Chase Bank NA	6/17/26	(102,717)
GBP	10,000,000	USD	13,377,758	Morgan Stanley & Co. LLC	6/17/26	(144,734)
USD	21,069,742	GBP	15,755,344	Citibank NA	6/17/26	220,658
USD	7,739,788	NZD	13,198,730	Citibank NA	6/17/26	134,868
USD	7,777,554	NZD	13,327,405	Morgan Stanley & Co. LLC	6/17/26	98,493
USD	20,286,052	NZD	34,399,231	UBS AG	6/17/26	465,705
						$844,101

Schedule of Investments - Inflation-Adjusted Bond Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	764	June 2026	$158,488,218	$404,385
U.S. Treasury 5-Year Notes	317	June 2026	34,292,961	(498,407)
U.S. Treasury 10-Year Notes	138	June 2026	15,324,469	(299,988)
U.S. Treasury 10-Year Ultra Notes	753	June 2026	85,477,266	(1,912,381)
			$293,582,914	$(2,306,391)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	77	June 2026	$8,768,375	$222,704
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	$229	$109,625	$109,854
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	317	163,590	163,907
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,282,374	4,281,599
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	382	123,338	123,720
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	4,361,532	4,360,767
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	424	93,071	93,495
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	417	79,892	80,309
CPURNSA	Receive	1.88%	11/21/29	$7,000,000	(234)	1,189,279	1,189,045
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	684,476	683,932
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	1,032,242	1,032,791
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	495	(21,113)	(20,618)
CPURNSA	Receive	2.67%	8/4/30	$35,000,000	620	(134,202)	(133,582)
CPURNSA	Receive	2.66%	8/4/30	$1,500,000	442	(5,632)	(5,190)
CPURNSA	Receive	2.53%	11/4/30	$25,000,000	599	(9,770)	(9,171)
CPURNSA	Receive	2.53%	2/3/31	$21,000,000	608	7,382	7,990
CPURNSA	Receive	2.43%	2/17/31	$10,000,000	566	41,072	41,638
CPURNSA	Receive	2.42%	5/2/32	$2,500,000	452	6,793	7,245
CPURNSA	Receive	2.39%	2/25/33	$20,000,000	706	88,444	89,150
CPURNSA	Receive	2.36%	2/26/33	$12,000,000	620	71,754	72,374
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	477	(13,113)	(12,636)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	556	(243,171)	(242,615)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	505	(27,782)	(27,277)
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	504	(20,928)	(20,424)
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	481	9,116	9,597
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	529	35,428	35,957
CPURNSA	Receive	2.58%	8/4/35	$7,000,000	538	(75,188)	(74,650)
CPURNSA	Receive	2.50%	11/4/35	$19,000,000	677	(121,133)	(120,456)
					$9,375	$11,707,376	$11,716,751

Schedule of Investments - Inflation-Adjusted Bond Fund

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value^
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,286,665)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,154,326)
						$(3,440,991)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,116,898.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $265,338,247, which represented 13.2% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,606,640,741	—
Collateralized Mortgage Obligations	—	91,602,382	—
Corporate Bonds	—	66,681,221	—
Convertible Preferred Securities	—	40,693,587	—
Sovereign Governments and Agencies	—	39,702,514	—
Asset-Backed Securities	—	35,075,349	—
Exchange-Traded Funds	$20,703,280	—	—
Commercial Mortgage-Backed Securities	—	17,163,353	—
Preferred Securities	—	3,342,110	—
Short-Term Investments	297,827	84,291,322	—
	$21,001,107	$1,985,192,579	—
Other Financial Instruments
Futures Contracts	$627,089	—	—
Swap Agreements	—	$12,383,370	—
Forward Foreign Currency Exchange Contracts	—	1,154,417	—
	$627,089	$13,537,787	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,710,776	—	—
Swap Agreements	—	$4,107,610	—
Forward Foreign Currency Exchange Contracts	—	310,316	—
	$2,710,776	$4,417,926	—

Schedule of Investments - Inflation-Adjusted Bond Fund
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$324,194	—	$324,194
Unrealized appreciation on forward foreign currency exchange contracts	$1,154,417	—	—	1,154,417
				$1,478,611
Liability Derivatives:
Payable for variation margin on swap agreements*	—	—	$251,054	$251,054
Unrealized depreciation on forward foreign currency exchange contracts	$310,316	—	—	310,316
Swap agreements	—	—	3,440,991	3,440,991
				$4,002,361
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$884,518	—	—	$884,518
Futures contract transactions	—	—	$3,952,241	—	3,952,241
Swap agreement transactions	$(74,862)	—	—	$21,884,652	21,809,790
					$26,646,549
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$844,101	—	—	$844,101
Futures contracts	—	—	$(2,982,657)	—	(2,982,657)
Swap agreements	—	—	—	$(23,115,259)	(23,115,259)
					$(25,253,815)

See Notes to Financial Statements.

Schedule of Investments - Short-Term Government Fund

MARCH 31, 2026

	Principal Amount	Value
U.S. TREASURY SECURITIES — 51.0%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	$420,620	$431,947
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	508,616	494,817
U.S. Treasury Notes, 4.625%, 10/15/26	1,000,000	1,004,575
U.S. Treasury Notes, 4.375%, 12/15/26(1)	500,000	502,178
U.S. Treasury Notes, 4.25%, 3/15/27	4,000,000	4,019,686
U.S. Treasury Notes, 3.875%, 3/31/27	3,500,000	3,504,961
U.S. Treasury Notes, 3.875%, 7/31/27	1,300,000	1,300,660
U.S. Treasury Notes, 3.875%, 3/31/28	7,500,000	7,511,426
U.S. Treasury Notes, 3.875%, 6/15/28	22,000,000	22,032,656
U.S. Treasury Notes, 3.375%, 9/15/28	800,000	791,813
U.S. Treasury Notes, 4.625%, 9/30/28	5,300,000	5,402,066
U.S. Treasury Notes, 3.75%, 12/31/28	10,400,000	10,380,703
U.S. Treasury Notes, 3.50%, 1/15/29	3,400,000	3,371,312
U.S. Treasury Notes, 3.50%, 3/15/29	9,200,000	9,119,141
U.S. Treasury Notes, 4.125%, 3/31/29	13,100,000	13,211,043
U.S. Treasury Notes, 4.25%, 6/30/29	6,400,000	6,479,000
U.S. Treasury Notes, 4.375%, 12/31/29	5,300,000	5,390,369
U.S. Treasury Notes, 3.50%, 2/28/31	1,500,000	1,470,996
TOTAL U.S. TREASURY SECURITIES (Cost $96,439,492)		96,419,349
COLLATERALIZED MORTGAGE OBLIGATIONS — 32.2%
FHLMC, Series 3114, Class FT, VRN, 4.14%, (30-day average SOFR plus 0.46%), 9/15/30	38,533	38,430
FHLMC, Series 3200, Class FP, VRN, 3.99%, (30-day average SOFR plus 0.31%), 8/15/36	259,023	255,710
FHLMC, Series 3206, Class FE, VRN, 4.19%, (30-day average SOFR plus 0.51%), 8/15/36	75,813	75,261
FHLMC, Series 3231, Class FA, VRN, 4.19%, (30-day average SOFR plus 0.51%), 10/15/36	102,024	101,308
FHLMC, Series 3301, Class FA, VRN, 4.09%, (30-day average SOFR plus 0.41%), 8/15/35	107,174	106,229
FHLMC, Series 3380, Class FP, VRN, 4.14%, (30-day average SOFR plus 0.46%), 11/15/36	126,477	125,491
FHLMC, Series 3508, Class PF, VRN, 4.64%, (30-day average SOFR plus 0.96%), 2/15/39	48,619	49,040
FHLMC, Series 3587, Class FB, VRN, 4.56%, (30-day average SOFR plus 0.89%), 2/15/36	133,278	133,940
FHLMC, Series 5490, Class LF, VRN, 4.76%, (30-day average SOFR plus 1.10%), 1/25/55	2,871,281	2,889,433
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,936,019
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,986,642
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	1,820,157	1,810,130
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,485,938
FHLMC, Series K060, Class AM, SEQ, VRN, 3.30%, 10/25/26	2,000,000	1,988,424
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	1,981,268	1,970,903
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,983,581
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,460,261
FHLMC, Series K065, Class A2, SEQ, 3.24%, 4/25/27	2,000,000	1,984,009
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,118,739
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	933,620
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,022,911	2,985,268
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,852,971
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,038,339
FHLMC, Series K076, Class AM, SEQ, 3.90%, 4/25/28	2,000,000	1,989,035
FHLMC, Series K087, Class A2, SEQ, 3.77%, 12/25/28	2,681,625	2,657,334
FHLMC, Series K522, Class A2, SEQ, 4.80%, 5/25/29	1,090,376	1,108,126
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,675,427	1,667,484
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,245,772	2,174,387

Schedule of Investments - Short-Term Government Fund

	Principal Amount	Value
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	$1,792,463	$1,781,776
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,699,951	1,684,448
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	704,019	666,451
FHLMC, Series W5FX, Class AFX, SEQ, VRN, 2.97%, 4/25/28	4,300,000	4,227,117
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,695,841	1,680,085
FNMA, Series 2006-11, Class FA, VRN, 4.08%, (30-day average SOFR plus 0.41%), 3/25/36	80,006	79,515
FNMA, Series 2006-60, Class KF, VRN, 4.08%, (30-day average SOFR plus 0.41%), 7/25/36	270,747	268,860
FNMA, Series 2006-72, Class TE, VRN, 4.08%, (30-day average SOFR plus 0.41%), 8/25/36	129,215	128,029
FNMA, Series 2009-33, Class FB, VRN, 4.60%, (30-day average SOFR plus 0.93%), 3/25/37	157,620	158,733
FNMA, Series 2009-89, Class FD, VRN, 4.38%, (30-day average SOFR plus 0.71%), 5/25/36	74,148	74,222
FNMA, Series 2016-M11, Class A2, SEQ, VRN, 2.37%, 7/25/26	1,784,069	1,773,962
FNMA, Series 2023-M5, Class 2A2, SEQ, VRN, 4.50%, 7/25/28	504,369	506,679
FNMA, Series 2024-M6, Class A2, VRN, 2.90%, 7/25/27	2,205,175	2,179,755
FNMA, Series 2025-35, Class HF, VRN, 5.36%, (30-day average SOFR plus 1.70%), 5/25/55	1,586,460	1,604,476
GNMA, Series 2010-14, Class QF, VRN, 4.24%, (1-month SOFR plus 0.56%), 2/16/40	164,254	163,809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,696,142)		60,883,969
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	39,923	40,524
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	41,635	42,230
		82,754
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.7%
FNMA, 2.47%, 7/1/26	3,200,000	3,180,980
FNMA, 3.17%, 1/1/27	1,500,000	1,489,406
FNMA, 3.63%, 8/1/28	2,287,620	2,248,156
FNMA, 7.00%, 5/1/32	23,142	24,309
FNMA, 7.00%, 5/1/32	367	385
FNMA, 7.00%, 6/1/32	30,844	32,406
		6,975,642
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,057,346)		7,058,396
MUNICIPAL SECURITIES — 2.5%
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(2) (Cost $4,738,866)	4,700,000	4,755,914
ASSET-BACKED SECURITIES — 1.9%
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.49%, (1-month SOFR plus 0.81%), 1/25/72	524,834	521,059
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.35%, (30-day average SOFR plus 0.68%), 11/25/70(3)	748,374	740,959
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 4.49%, (1-month SOFR plus 0.81%), 3/25/61	121,425	119,117
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(3)	181,686	156,864
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.36%, (1-month SOFR plus 0.68%), 9/25/61	611,018	607,210
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.36%, (1-month SOFR plus 0.68%), 10/25/61	1,010,624	1,002,253
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.31%, (30-day average SOFR plus 0.64%), 5/25/70(3)	486,829	478,797
TOTAL ASSET-BACKED SECURITIES (Cost $3,580,482)		3,626,259
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLB, 3.64%, 2/5/27	1,000,000	998,210
FHLB, 3.375%, 4/9/27	500,000	499,170
FHLMC, 3.68%, 2/19/27	1,000,000	999,010
FHLMC, 3.71%, 3/29/27	500,000	499,204
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,998,607)		2,995,594

Schedule of Investments - Short-Term Government Fund

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.6%
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $2,972,287), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $2,914,296)		$2,914,000
Treasury Bills(4) — 5.1%
U.S. Treasury Bills, 3.81%, 3/18/27	$9,900,000	9,560,710
TOTAL SHORT-TERM INVESTMENTS (Cost $12,460,975)		12,474,710
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $187,971,910)		188,214,191
OTHER ASSETS AND LIABILITIES — 0.4%		755,260
TOTAL NET ASSETS — 100.0%		$188,969,451

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	160	June 2026	$33,191,250	$51,805
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $291,264.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,376,620, which represented 0.7% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Short-Term Government Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$96,419,349	—
Collateralized Mortgage Obligations	—	60,883,969	—
U.S. Government Agency Mortgage-Backed Securities	—	7,058,396	—
Municipal Securities	—	4,755,914	—
Asset-Backed Securities	—	3,626,259	—
U.S. Government Agency Securities	—	2,995,594	—
Short-Term Investments	—	12,474,710	—
	—	$188,214,191	—
Other Financial Instruments
Futures Contracts	$51,805	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$7,906
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$47,443
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$29,546
See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Capital Preservation Fund	Ginnie Mae Fund
Assets
Investment securities, at value	$2,256,466,530	$384,126,017
Cash	729,307	—
Deposits with broker for forward commitments	—	260,000
Receivable for investments sold	25,002,047	—
Receivable for capital shares sold	1,264,787	44,196
Receivable for variation margin on futures contracts	—	25,750
Interest receivable	6,008,790	1,326,645
	2,289,471,461	385,782,608

Liabilities
Payable for investments purchased	—	33,762,057
Payable for capital shares redeemed	1,728,558	581,592
Accrued management fees	906,780	158,132
Distribution and service fees payable	—	4,881
Dividends payable	53,616	76,838
	2,688,954	34,583,500

Net Assets	$2,286,782,507	$351,199,108

Net Assets Consist of:
Capital paid in	$2,286,866,689	$489,135,349
Distributable earnings (loss)	(84,182)	(137,936,241)
	$2,286,782,507	$351,199,108

Investment securities, at cost	$2,256,466,530	$396,455,083

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Capital Preservation Fund
Investor Class	$2,286,782,507	2,286,827,822	$1.00
Ginnie Mae Fund
Investor Class	$302,004,110	33,435,565	$9.03
I Class	$23,318,206	2,580,733	$9.04
A Class	$4,909,309	543,563	$9.03
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.46
C Class	$120,598	13,347	$9.04
R Class	$8,707,438	964,413	$9.03
R5 Class	$12,139,447	1,343,632	$9.03
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Government Bond Fund	Inflation-Adjusted Bond Fund
Assets
Investment securities, at value	$482,865,605	$2,006,193,686
Cash	69,785	83,075
Foreign currency holdings, at value	—	98
Receivable for capital shares sold	613,702	752,075
Receivable for variation margin on futures contracts	142,939	324,194
Unrealized appreciation on forward foreign currency exchange contracts	—	1,154,417
Interest and dividends receivable	2,545,698	8,271,790
	486,237,729	2,016,779,335

Liabilities
Payable for investments purchased	16,880,918	—
Payable for capital shares redeemed	2,518,983	5,735,659
Payable for variation margin on swap agreements	—	251,054
Unrealized depreciation on forward foreign currency exchange contracts	—	310,316
Swap agreements, at value	—	3,440,991
Accrued management fees	150,684	419,448
Distribution and service fees payable	4,167	27,032
Dividends payable	189,243	—
	19,743,995	10,184,500

Net Assets	$466,493,734	$2,006,594,835

Net Assets Consist of:
Capital paid in	$582,793,547	$2,287,858,962
Distributable earnings (loss)	(116,299,813)	(281,264,127)
	$466,493,734	$2,006,594,835

Investment securities, at cost	$485,807,668	$2,128,832,772
Foreign currency holdings, at cost	—	$99

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Government Bond Fund
Investor Class	$210,972,667	22,469,113	$9.39
I Class	$95,181,007	10,151,613	$9.38
A Class	$13,260,033	1,412,005	$9.39
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.83
C Class	$675,481	71,970	$9.39
R Class	$1,786,925	190,420	$9.38
R5 Class	$144,617,621	15,403,417	$9.39
Inflation-Adjusted Bond Fund
Investor Class	$585,080,195	55,184,887	$10.60
I Class	$98,882,009	9,341,510	$10.59
Y Class	$81,575,928	7,704,065	$10.59
A Class	$62,718,051	5,936,106	$10.57
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$11.07
C Class	$2,864,065	272,170	$10.52
R Class	$26,474,291	2,492,950	$10.62
R5 Class	$83,016,887	7,838,931	$10.59
R6 Class	$480,518,621	45,404,227	$10.58
G Class	$585,464,788	55,240,874	$10.60
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
Short-Term Government Fund
Assets
Investment securities, at value	$188,214,191
Cash	9,357
Receivable for capital shares sold	30,197
Receivable for variation margin on futures contracts	7,906
Interest receivable	870,137
189,131,788

Liabilities
Payable for capital shares redeemed	69,774
Accrued management fees	81,900
Distribution and service fees payable	3,005
Dividends payable	7,658
162,337

Net Assets	$188,969,451

Net Assets Consist of:
Capital paid in	$202,711,955
Distributable earnings (loss)	(13,742,504)
$188,969,451

Investment securities, at cost	$187,971,910

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short-Term Government Fund
Investor Class	$117,358,675	12,840,717	$9.14
I Class	$43,621,695	4,775,767	$9.13
A Class	$5,359,808	586,087	$9.15
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$9.36
C Class	$1,691,068	188,256	$8.98
R Class	$976,225	107,163	$9.11
R5 Class	$19,961,980	2,183,255	$9.14
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Capital Preservation Fund	Ginnie Mae Fund
Investment Income (Loss)
Income:
Interest	$93,964,251	$14,789,039

Expenses:
Management fees	10,680,208	1,900,190
Interest expenses	—	2,200
Distribution and service fees:
A Class	—	14,981
C Class	—	1,331
R Class	—	45,099
Trustees' fees and expenses	144,691	23,005
	10,824,899	1,986,806

Net investment income (loss)	83,139,352	12,802,233

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(37,951)	(1,702,989)
Futures contract transactions	—	20,309
	(37,951)	(1,682,680)

Change in net unrealized appreciation (depreciation) on:
Investments	—	7,196,301
Futures contracts	—	(121,092)
	—	7,075,209

Net realized and unrealized gain (loss)	(37,951)	5,392,529

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,101,401	$18,194,762

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Government Bond Fund	Inflation-Adjusted Bond Fund
Investment Income (Loss)
Income:
Interest	$23,312,109	$84,099,225
Dividends	—	3,035,391
	23,312,109	87,134,616

Expenses:
Management fees	1,948,379	6,603,088
Interest expenses	11,689	962,640
Distribution and service fees:
A Class	32,943	166,462
C Class	5,593	40,692
R Class	9,250	129,250
Trustees' fees and expenses	34,030	140,528
	2,041,884	8,042,660
Fees waived	—	(1,563,200)
	2,041,884	6,479,460

Net investment income (loss)	21,270,225	80,655,156

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(725,655)	(40,828,667)
Forward foreign currency exchange contract transactions	—	884,518
Futures contract transactions	(164,227)	3,952,241
Swap agreement transactions	—	21,809,790
Foreign currency translation transactions	—	88,352
	(889,882)	(14,093,766)

Change in net unrealized appreciation (depreciation) on:
Investments	5,419,365	24,885,331
Forward foreign currency exchange contracts	—	844,101
Futures contracts	(1,262,604)	(2,982,657)
Swap agreements	—	(23,115,259)
Translation of assets and liabilities in foreign currencies	—	(16,551)
	4,156,761	(385,035)

Net realized and unrealized gain (loss)	3,266,879	(14,478,801)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,537,104	$66,176,355

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
Short-Term Government Fund
Investment Income (Loss)
Income:
Interest	$8,280,237

Expenses:
Management fees	991,387
Interest expenses	129
Distribution and service fees:
A Class	13,140
C Class	16,336
R Class	6,323
Trustees' fees and expenses	12,687
1,040,002

Net investment income (loss)	7,240,235

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	744,799
Futures contract transactions	47,443
792,242

Change in net unrealized appreciation (depreciation) on:
Investments	(630,337)
Futures contracts	29,546
(600,791)

Net realized and unrealized gain (loss)	191,451

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,431,686

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Capital Preservation Fund		Ginnie Mae Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$83,139,352	$103,748,272	$12,802,233	$13,162,843
Net realized gain (loss)	(37,951)	15,757	(1,682,680)	(14,216,180)
Change in net unrealized appreciation (depreciation)	—	—	7,075,209	18,880,053
Net increase (decrease) in net assets resulting from operations	83,101,401	103,764,029	18,194,762	17,826,716

Distributions to Shareholders
From earnings:
Investor Class	(83,139,352)	(103,748,272)	(12,134,103)	(12,534,464)
I Class	—	—	(964,549)	(942,768)
A Class	—	—	(220,057)	(266,159)
C Class	—	—	(3,884)	(7,925)
R Class	—	—	(308,683)	(313,772)
R5 Class	—	—	(564,757)	(542,265)
Decrease in net assets from distributions	(83,139,352)	(103,748,272)	(14,196,033)	(14,607,353)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(43,950,943)	(4,160,952)	(24,880,660)	(35,689,269)

Net increase (decrease) in net assets	(43,988,894)	(4,145,195)	(20,881,931)	(32,469,906)

Net Assets
Beginning of period	2,330,771,401	2,334,916,596	372,081,039	404,550,945
End of period	$2,286,782,507	$2,330,771,401	$351,199,108	$372,081,039

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Government Bond Fund		Inflation-Adjusted Bond Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$21,270,225	$25,997,530	$80,655,156	$99,036,396
Net realized gain (loss)	(889,882)	(4,842,855)	(14,093,766)	(63,274,146)
Change in net unrealized appreciation (depreciation)	4,156,761	6,448,961	(385,035)	112,801,435
Net increase (decrease) in net assets resulting from operations	24,537,104	27,603,636	66,176,355	148,563,685

Distributions to Shareholders
From earnings:
Investor Class	(8,830,799)	(9,889,146)	(25,849,792)	(14,068,425)
I Class	(4,530,620)	(6,035,305)	(4,103,577)	(2,554,118)
Y Class	—	—	(3,491,191)	(1,934,564)
A Class	(497,289)	(724,567)	(2,634,096)	(1,571,453)
C Class	(16,831)	(20,961)	(135,190)	(73,923)
R Class	(65,218)	(66,782)	(939,979)	(432,578)
R5 Class	(7,804,064)	(9,743,537)	(3,776,769)	(3,089,632)
R6 Class	—	—	(20,986,351)	(11,108,301)
G Class	—	—	(35,168,109)	(24,240,174)
Decrease in net assets from distributions	(21,744,821)	(26,480,298)	(97,085,054)	(59,073,168)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(145,177,864)	(33,901,486)	(310,910,652)	(454,777,902)

Net increase (decrease) in net assets	(142,385,581)	(32,778,148)	(341,819,351)	(365,287,385)

Net Assets
Beginning of period	608,879,315	641,657,463	2,348,414,186	2,713,701,571
End of period	$466,493,734	$608,879,315	$2,006,594,835	$2,348,414,186

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Short-Term Government Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$7,240,235	$8,045,622
Net realized gain (loss)	792,242	729,105
Change in net unrealized appreciation (depreciation)	(600,791)	1,070,813
Net increase (decrease) in net assets resulting from operations	7,431,686	9,845,540

Distributions to Shareholders
From earnings:
Investor Class	(4,609,367)	(5,117,107)
I Class	(1,618,348)	(1,782,336)
A Class	(176,749)	(211,236)
C Class	(42,636)	(31,614)
R Class	(39,501)	(64,376)
R5 Class	(781,205)	(846,554)
Decrease in net assets from distributions	(7,267,806)	(8,053,223)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(21,066,597)	20,745,301

Net increase (decrease) in net assets	(20,902,717)	22,537,618

Net Assets
Beginning of period	209,872,168	187,334,550
End of period	$188,969,451	$209,872,168

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2026

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Capital Preservation Fund	Investor
Ginnie Mae Fund	Investor, I, A, C, R, R5
Government Bond Fund	Investor, I, A, C, R, R5
Inflation-Adjusted Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
Short-Term Government Fund	Investor, I, A, C, R, R5

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

Securities held in Capital Preservation Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. A fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Distribution Frequency
	Declared	Paid
Capital Preservation Fund	Daily	Monthly
Ginnie Mae Fund	Daily	Monthly
Government Bond Fund	Daily	Monthly
Inflation-Adjusted Bond Fund	Quarterly*	Quarterly*
Short-Term Government Fund	Daily	Monthly
*Distributions from net investment income may be declared and paid less frequently.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended March 31, 2026 are as follows:

Capital Preservation Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1370% to 0.2500%	0.2500% to 0.3100%	0.47%

Ginnie Mae Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Government Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Inflation-Adjusted Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%	—
I Class		0.1500% to 0.2100%	0.36%	—
Y Class		0.0500% to 0.1100%	0.26%	—
A Class		0.2500% to 0.3100%	0.46%	—
C Class		0.2500% to 0.3100%	0.46%	—
R Class		0.2500% to 0.3100%	0.46%	—
R5 Class		0.0500% to 0.1100%	0.26%	—
R6 Class		0.0000% to 0.0600%	0.21%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$1,563,200
(1)Effective annual management fee before waiver was 0.21%.

Short-Term Government Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Inflation-Adjusted Bond Fund	American Century Asset Allocation Portfolios, Inc	29%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments, for the period ended March 31, 2026 were as follows:

	Ginnie Mae Fund	Government Bond Fund	Inflation-Adjusted Bond Fund	Short-Term Government Fund
Purchases of U.S. Treasury and Government Agency obligations	$514,257,670	$1,148,068,441	$555,147,580	$382,880,407
Purchases of other investment securities	—	$18,538,930	$408,599,272	$4,740,937
Total Purchases	$514,257,670	$1,166,607,371	$963,746,852	$387,621,344

Sales of U.S. Treasury and Government Agency obligations	$550,469,581	$1,333,346,040	$1,035,122,170	$408,495,517
Sales of other investment securities	—	$17,765,078	$379,148,857	$5,841,396
Total Sales	$550,469,581	$1,351,111,118	$1,414,271,027	$414,336,913

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Capital Preservation Fund
Investor Class
Sold	890,618,445	$890,618,445	742,610,516	$742,610,516
Issued in reinvestment of distributions	82,228,276	82,228,276	102,775,655	102,775,655
Redeemed	(1,016,797,664)	(1,016,797,664)	(849,547,123)	(849,547,123)
Net increase (decrease)	(43,950,943)	$(43,950,943)	(4,160,952)	$(4,160,952)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Ginnie Mae Fund
Investor Class
Sold	2,238,226	$20,136,247	2,142,079	$19,010,347
Issued in reinvestment of distributions	1,237,997	11,145,590	1,302,230	11,554,504
Redeemed	(5,765,921)	(51,774,646)	(6,999,406)	(62,080,497)
	(2,289,698)	(20,492,809)	(3,555,097)	(31,515,646)
I Class
Sold	695,777	6,206,495	563,496	5,005,962
Issued in reinvestment of distributions	107,051	964,541	106,138	942,518
Redeemed	(871,692)	(7,819,274)	(645,131)	(5,721,432)
	(68,864)	(648,238)	24,503	227,048
A Class
Sold	72,629	649,742	103,778	922,247
Issued in reinvestment of distributions	22,632	203,717	27,623	244,990
Redeemed	(255,554)	(2,308,884)	(379,433)	(3,367,722)
	(160,293)	(1,455,425)	(248,032)	(2,200,485)
C Class
Sold	1	10	—	—
Issued in reinvestment of distributions	432	3,883	845	7,495
Redeemed	(13,501)	(119,692)	(20,791)	(186,014)
	(13,068)	(115,799)	(19,946)	(178,519)
R Class
Sold	167,529	1,496,626	148,613	1,321,339
Issued in reinvestment of distributions	34,295	308,613	35,367	313,724
Redeemed	(272,620)	(2,448,748)	(289,008)	(2,576,721)
	(70,796)	(643,509)	(105,028)	(941,658)
R5 Class
Sold	563,533	5,068,220	323,435	2,863,818
Issued in reinvestment of distributions	62,693	564,580	61,107	542,220
Redeemed	(794,367)	(7,157,680)	(505,911)	(4,486,047)
	(168,141)	(1,524,880)	(121,369)	(1,080,009)
Net increase (decrease)	(2,770,860)	$(24,880,660)	(4,024,969)	$(35,689,269)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Government Bond Fund
Investor Class
Sold	4,088,934	$38,480,029	3,826,085	$35,858,556
Issued in reinvestment of distributions	823,406	7,756,406	936,388	8,740,525
Redeemed	(6,991,104)	(65,662,701)	(6,540,624)	(61,107,553)
	(2,078,764)	(19,426,266)	(1,778,151)	(16,508,472)
I Class
Sold	11,274,112	104,203,821	3,211,309	29,835,460
Issued in reinvestment of distributions	481,811	4,529,852	647,351	6,033,130
Redeemed	(15,381,223)	(143,285,204)	(6,083,118)	(57,468,600)
	(3,625,300)	(34,551,531)	(2,224,458)	(21,600,010)
A Class
Sold	608,217	5,713,850	530,944	4,984,745
Issued in reinvestment of distributions	35,022	330,081	48,793	455,561
Redeemed	(1,274,914)	(11,821,505)	(462,851)	(4,331,489)
	(631,675)	(5,777,574)	116,886	1,108,817
C Class
Sold	31,078	294,254	20,598	193,591
Issued in reinvestment of distributions	1,785	16,820	2,249	20,961
Redeemed	(20,073)	(188,666)	(54,283)	(510,481)
	12,790	122,408	(31,436)	(295,929)
R Class
Sold	215,802	2,040,180	194,342	1,838,778
Issued in reinvestment of distributions	6,361	59,862	6,549	61,143
Redeemed	(238,160)	(2,247,502)	(166,477)	(1,562,861)
	(15,997)	(147,460)	34,414	337,060
R5 Class
Sold	6,134,987	57,572,248	6,683,739	62,354,088
Issued in reinvestment of distributions	677,434	6,371,804	892,178	8,324,615
Redeemed	(15,842,069)	(149,341,493)	(7,244,744)	(67,621,655)
	(9,029,648)	(85,397,441)	331,173	3,057,048
Net increase (decrease)	(15,368,594)	$(145,177,864)	(3,551,572)	$(33,901,486)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Inflation-Adjusted Bond Fund
Investor Class
Sold	4,472,080	$47,907,917	4,527,919	$47,884,512
Issued in reinvestment of distributions	2,372,858	25,044,719	1,311,372	13,674,389
Redeemed	(11,529,882)	(123,731,922)	(13,509,367)	(142,089,220)
	(4,684,944)	(50,779,286)	(7,670,076)	(80,530,319)
I Class
Sold	3,198,020	34,205,585	2,407,766	25,240,643
Issued in reinvestment of distributions	312,551	3,292,866	211,089	2,199,020
Redeemed	(3,041,512)	(32,624,229)	(10,739,678)	(112,395,956)
	469,059	4,874,222	(8,120,823)	(84,956,293)
Y Class
Sold	1,689,147	18,005,291	1,853,540	19,437,821
Issued in reinvestment of distributions	313,786	3,305,713	176,809	1,842,091
Redeemed	(2,004,125)	(21,419,978)	(1,917,572)	(20,217,031)
	(1,192)	(108,974)	112,777	1,062,881
A Class
Sold	1,695,665	18,070,722	1,896,686	19,939,277
Issued in reinvestment of distributions	138,530	1,457,971	82,421	857,536
Redeemed	(2,836,659)	(30,210,003)	(3,527,291)	(37,028,681)
	(1,002,464)	(10,681,310)	(1,548,184)	(16,231,868)
C Class
Sold	34,545	365,828	50,761	529,812
Issued in reinvestment of distributions	10,519	110,482	5,435	56,417
Redeemed	(250,129)	(2,663,134)	(298,985)	(3,134,377)
	(205,065)	(2,186,824)	(242,789)	(2,548,148)
R Class
Sold	844,098	9,065,620	410,704	4,330,393
Issued in reinvestment of distributions	88,804	939,979	41,347	432,576
Redeemed	(837,624)	(8,968,765)	(857,079)	(9,024,237)
	95,278	1,036,834	(405,028)	(4,261,268)
R5 Class
Sold	2,248,158	24,014,918	2,300,055	24,254,616
Issued in reinvestment of distributions	319,191	3,362,755	272,418	2,838,348
Redeemed	(2,917,780)	(31,143,005)	(9,869,601)	(102,593,542)
	(350,431)	(3,765,332)	(7,297,128)	(75,500,578)
R6 Class
Sold	15,124,519	161,759,932	14,373,310	151,067,861
Issued in reinvestment of distributions	1,767,652	18,604,924	905,270	9,423,514
Redeemed	(17,249,292)	(184,385,649)	(19,629,405)	(206,217,821)
	(357,121)	(4,020,793)	(4,350,825)	(45,726,446)
G Class
Sold	6,920,617	74,052,174	7,139,996	75,823,332
Issued in reinvestment of distributions	3,338,676	35,168,109	2,326,260	24,240,174
Redeemed	(32,994,336)	(354,499,472)	(23,411,156)	(246,149,369)
	(22,735,043)	(245,279,189)	(13,944,900)	(146,085,863)
Net increase (decrease)	(28,771,923)	$(310,910,652)	(43,466,976)	$(454,777,902)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short-Term Government Fund
Investor Class
Sold	2,056,191	$18,848,792	2,308,465	$21,002,079
Issued in reinvestment of distributions	490,547	4,497,943	547,668	4,979,218
Redeemed	(4,015,896)	(36,795,931)	(2,946,884)	(26,778,982)
	(1,469,158)	(13,449,196)	(90,751)	(797,685)
I Class
Sold	1,570,021	14,368,280	3,571,534	32,528,283
Issued in reinvestment of distributions	176,634	1,618,317	195,984	1,782,336
Redeemed	(1,785,149)	(16,342,682)	(2,672,654)	(24,314,162)
	(38,494)	(356,085)	1,094,864	9,996,457
A Class
Sold	297,702	2,731,295	95,604	870,513
Issued in reinvestment of distributions	19,192	176,077	23,168	210,757
Redeemed	(296,850)	(2,722,596)	(180,458)	(1,639,061)
	20,044	184,776	(61,686)	(557,791)
C Class
Sold	66,981	604,239	117,871	1,058,424
Issued in reinvestment of distributions	4,715	42,483	3,535	31,603
Redeemed	(65,304)	(587,323)	(30,599)	(273,378)
	6,392	59,399	90,807	816,649
R Class
Sold	148,301	1,353,582	123,011	1,118,390
Issued in reinvestment of distributions	4,238	38,726	7,059	63,971
Redeemed	(212,953)	(1,944,493)	(189,169)	(1,712,883)
	(60,414)	(552,185)	(59,099)	(530,522)
R5 Class
Sold	1,330,678	12,215,557	3,315,957	30,059,467
Issued in reinvestment of distributions	85,157	781,119	92,927	846,475
Redeemed	(2,174,874)	(19,949,982)	(2,097,637)	(19,087,749)
	(759,039)	(6,953,306)	1,311,247	11,818,193
Net increase (decrease)	(2,300,669)	$(21,066,597)	2,285,382	$20,745,301

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Inflation-Adjusted Bond Fund	$28,746,429

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Inflation-Adjusted Bond Fund	$36,090,665

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Ginnie Mae Fund	$6,356,093	$15,833,585
Government Bond Fund	$42,722,565	$26,480,969
Inflation-Adjusted Bond Fund	$167,574,447	$28,680,699
Short-Term Government Fund	$12,732,768	$1,526,881

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Inflation-Adjusted Bond Fund	$416,791,667

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2026 and March 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Capital Preservation Fund	$83,139,352	—	$103,748,272	—
Ginnie Mae Fund	$14,196,033	—	$14,607,353	—
Government Bond Fund	$21,744,821	—	$26,480,298	—
Inflation-Adjusted Bond Fund	$97,085,054	—	$59,073,168	—
Short-Term Government Fund	$7,267,806	—	$8,053,223	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Capital Preservation Fund	Ginnie Mae Fund	Government Bond Fund	Inflation-Adjusted Bond Fund	Short-Term Government Fund
Federal tax cost of investments	$2,256,466,530	$396,455,083	$485,957,822	$2,132,758,520	$188,115,916
Gross tax appreciation of investments	—	$3,226,065	$3,538,281	$13,495,862	$375,329
Gross tax depreciation of investments	—	(15,555,131)	(6,630,498)	(140,060,696)	(277,054)
Net tax appreciation (depreciation) of investments	—	(12,329,066)	(3,092,217)	(126,564,834)	98,275
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	—	—	8,250,011	—
Net tax appreciation (depreciation)	—	$(12,329,066)	$(3,092,217)	$(118,314,823)	$98,275
Other book-to-tax adjustments	—	—	$(102,945)	$(416,666)	$(50,743)
Undistributed ordinary income	—	$85,947	$45,251	$35,394,399	$56,578
Accumulated short-term capital losses	$(66,758)	$(23,850,833)	$(66,810,127)	$(47,889,776)	$(7,686,810)
Accumulated long-term capital losses	$(17,424)	$(101,842,289)	$(46,339,775)	$(150,037,261)	$(6,159,804)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Capital Preservation Fund
Investor Class
2026	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.69%	0.47%	0.47%	3.63%	3.63%	$2,286,783
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.56%	0.47%	0.47%	4.47%	4.47%	$2,330,771
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.92%	0.48%	0.48%	4.81%	4.81%	$2,334,917
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.15%	0.48%	0.48%	2.15%	2.15%	$2,297,181
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Ginnie Mae Fund
Investor Class
2026	$8.93	0.32	0.13	0.45	(0.35)	$9.03	5.15%	0.55%	3.53%	138%	29%	$302,004
2025	$8.86	0.30	0.10	0.40	(0.33)	$8.93	4.65%	0.55%	3.38%	202%	15%	$319,130
2024	$9.10	0.28	(0.22)	0.06	(0.30)	$8.86	0.67%	0.55%	3.15%	68%	13%	$347,891
2023	$9.84	0.21	(0.70)	(0.49)	(0.25)	$9.10	(4.98)%	0.55%	2.27%	146%	47%	$401,519
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	49%	$490,899
I Class
2026	$8.94	0.33	0.13	0.46	(0.36)	$9.04	5.25%	0.45%	3.63%	138%	29%	$23,318
2025	$8.86	0.31	0.11	0.42	(0.34)	$8.94	4.87%	0.45%	3.48%	202%	15%	$23,677
2024	$9.10	0.29	(0.23)	0.06	(0.30)	$8.86	0.77%	0.45%	3.25%	68%	13%	$23,258
2023	$9.85	0.22	(0.71)	(0.49)	(0.26)	$9.10	(4.98)%	0.45%	2.37%	146%	47%	$27,287
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	49%	$38,469
A Class
2026	$8.93	0.30	0.13	0.43	(0.33)	$9.03	4.89%	0.80%	3.28%	138%	29%	$4,909
2025	$8.86	0.28	0.10	0.38	(0.31)	$8.93	4.39%	0.80%	3.13%	202%	15%	$6,287
2024	$9.10	0.26	(0.23)	0.03	(0.27)	$8.86	0.42%	0.80%	2.90%	68%	13%	$8,430
2023	$9.84	0.19	(0.70)	(0.51)	(0.23)	$9.10	(5.22)%	0.80%	2.02%	146%	47%	$10,040
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	49%	$13,717
C Class
2026	$8.93	0.23	0.14	0.37	(0.26)	$9.04	4.23%	1.55%	2.53%	138%	29%	$121
2025	$8.86	0.21	0.11	0.32	(0.25)	$8.93	3.61%	1.55%	2.38%	202%	15%	$236
2024	$9.10	0.19	(0.22)	(0.03)	(0.21)	$8.86	(0.33)%	1.55%	2.15%	68%	13%	$411
2023	$9.84	0.12	(0.70)	(0.58)	(0.16)	$9.10	(5.93)%	1.55%	1.27%	146%	47%	$535
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	49%	$749
R Class
2026	$8.93	0.27	0.14	0.41	(0.31)	$9.03	4.63%	1.05%	3.03%	138%	29%	$8,707
2025	$8.85	0.26	0.11	0.37	(0.29)	$8.93	4.25%	1.05%	2.88%	202%	15%	$9,243
2024	$9.09	0.23	(0.22)	0.01	(0.25)	$8.85	0.17%	1.05%	2.65%	68%	13%	$10,094
2023	$9.84	0.16	(0.71)	(0.55)	(0.20)	$9.09	(5.56)%	1.05%	1.77%	146%	47%	$10,504
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	49%	$13,262

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Ginnie Mae Fund
R5 Class
2026	$8.93	0.34	0.13	0.47	(0.37)	$9.03	5.36%	0.35%	3.73%	138%	29%	$12,139
2025	$8.86	0.32	0.10	0.42	(0.35)	$8.93	4.86%	0.35%	3.58%	202%	15%	$13,508
2024	$9.10	0.30	(0.23)	0.07	(0.31)	$8.86	0.87%	0.35%	3.35%	68%	13%	$14,467
2023	$9.84	0.23	(0.70)	(0.47)	(0.27)	$9.10	(4.79)%	0.35%	2.47%	146%	47%	$34,980
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	49%	$46,121

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Government Bond Fund
Investor Class
2026	$9.36	0.37	0.04	0.41	(0.38)	—	(0.38)	$9.39	4.42%	0.47%	3.94%	218%	$210,973
2025	$9.35	0.38	0.02	0.40	(0.39)	—	(0.39)	$9.36	4.38%	0.47%	4.10%	155%	$229,803
2024	$9.78	0.36	(0.42)	(0.06)	(0.37)	—	(0.37)	$9.35	(0.71)%	0.47%	3.80%	145%	$246,273
2023	$10.65	0.26	(0.85)	(0.59)	(0.28)	—	(0.28)	$9.78	(5.40)%	0.47%	2.68%	251%	$288,235
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
I Class
2026	$9.35	0.38	0.04	0.42	(0.39)	—	(0.39)	$9.38	4.53%	0.37%	4.04%	218%	$95,181
2025	$9.34	0.39	0.02	0.41	(0.40)	—	(0.40)	$9.35	4.48%	0.37%	4.20%	155%	$128,781
2024	$9.77	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)	$9.34	(0.51)%	0.37%	3.90%	145%	$149,478
2023	$10.64	0.28	(0.86)	(0.58)	(0.29)	—	(0.29)	$9.77	(5.41)%	0.37%	2.78%	251%	$223,815
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
A Class
2026	$9.36	0.35	0.03	0.38	(0.35)	—	(0.35)	$9.39	4.16%	0.72%	3.69%	218%	$13,260
2025	$9.36	0.36	0.01	0.37	(0.37)	—	(0.37)	$9.36	4.01%	0.72%	3.85%	155%	$19,133
2024	$9.78	0.33	(0.41)	(0.08)	(0.34)	—	(0.34)	$9.36	(0.75)%	0.72%	3.55%	145%	$18,026
2023	$10.65	0.24	(0.85)	(0.61)	(0.26)	—	(0.26)	$9.78	(5.73)%	0.72%	2.43%	251%	$20,839
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
C Class
2026	$9.36	0.28	0.03	0.31	(0.28)	—	(0.28)	$9.39	3.39%	1.47%	2.94%	218%	$675
2025	$9.35	0.29	0.02	0.31	(0.30)	—	(0.30)	$9.36	3.34%	1.47%	3.10%	155%	$554
2024	$9.78	0.26	(0.42)	(0.16)	(0.27)	—	(0.27)	$9.35	(1.60)%	1.47%	2.80%	145%	$847
2023	$10.64	0.16	(0.84)	(0.68)	(0.18)	—	(0.18)	$9.78	(6.35)%	1.47%	1.68%	251%	$1,271
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
R Class
2026	$9.36	0.32	0.03	0.35	(0.33)	—	(0.33)	$9.38	3.80%	0.97%	3.44%	218%	$1,787
2025	$9.35	0.34	0.01	0.35	(0.34)	—	(0.34)	$9.36	3.86%	0.97%	3.60%	155%	$1,932
2024	$9.78	0.31	(0.42)	(0.11)	(0.32)	—	(0.32)	$9.35	(1.10)%	0.97%	3.30%	145%	$1,608
2023	$10.64	0.22	(0.85)	(0.63)	(0.23)	—	(0.23)	$9.78	(5.88)%	0.97%	2.18%	251%	$2,214
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Government Bond Fund
R5 Class
2026	$9.36	0.39	0.04	0.43	(0.40)	—	(0.40)	$9.39	4.63%	0.27%	4.14%	218%	$144,618
2025	$9.35	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.36	4.58%	0.27%	4.30%	155%	$228,677
2024	$9.78	0.38	(0.43)	(0.05)	(0.38)	—	(0.38)	$9.35	(0.41)%	0.27%	4.00%	145%	$225,424
2023	$10.65	0.29	(0.86)	(0.57)	(0.30)	—	(0.30)	$9.78	(5.30)%	0.27%	2.88%	251%	$223,313
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Inflation-Adjusted Bond Fund
Investor Class
2026	$10.77	0.37	(0.09)	0.28	(0.45)	$10.60	2.70%	0.51%	0.51%	3.46%	3.46%	44%	$585,080
2025	$10.38	0.39	0.23	0.62	(0.23)	$10.77	6.02%	0.54%	0.54%	3.70%	3.70%	49%	$644,846
2024	$10.90	0.36	(0.42)	(0.06)	(0.46)	$10.38	(0.53)%	0.54%	0.54%	3.37%	3.37%	22%	$700,959
2023	$12.53	0.66	(1.52)	(0.86)	(0.77)	$10.90	(6.76)%	0.51%	0.51%	5.72%	5.72%	18%	$846,252
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
I Class
2026	$10.76	0.38	(0.08)	0.30	(0.47)	$10.59	2.81%	0.41%	0.41%	3.56%	3.56%	44%	$98,882
2025	$10.36	0.42	0.22	0.64	(0.24)	$10.76	6.23%	0.44%	0.44%	3.80%	3.80%	49%	$95,424
2024	$10.89	0.38	(0.44)	(0.06)	(0.47)	$10.36	(0.52)%	0.44%	0.44%	3.47%	3.47%	22%	$176,098
2023	$12.51	0.70	(1.54)	(0.84)	(0.78)	$10.89	(6.59)%	0.41%	0.41%	5.82%	5.82%	18%	$294,877
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
Y Class
2026	$10.76	0.39	(0.08)	0.31	(0.48)	$10.59	2.92%	0.31%	0.31%	3.66%	3.66%	44%	$81,576
2025	$10.37	0.40	0.24	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$82,893
2024	$10.89	0.37	(0.41)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$78,707
2023	$12.52	0.65	(1.49)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$63,121
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
A Class
2026	$10.73	0.34	(0.07)	0.27	(0.43)	$10.57	2.55%	0.76%	0.76%	3.21%	3.21%	44%	$62,718
2025	$10.34	0.36	0.23	0.59	(0.20)	$10.73	5.77%	0.79%	0.79%	3.45%	3.45%	49%	$74,481
2024	$10.87	0.33	(0.43)	(0.10)	(0.43)	$10.34	(0.88)%	0.79%	0.79%	3.12%	3.12%	22%	$87,787
2023	$12.49	0.62	(1.50)	(0.88)	(0.74)	$10.87	(6.93)%	0.76%	0.76%	5.47%	5.47%	18%	$105,092
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
C Class
2026	$10.69	0.28	(0.10)	0.18	(0.35)	$10.52	1.69%	1.51%	1.51%	2.46%	2.46%	44%	$2,864
2025	$10.32	0.29	0.22	0.51	(0.14)	$10.69	4.95%	1.54%	1.54%	2.70%	2.70%	49%	$5,103
2024	$10.84	0.25	(0.42)	(0.17)	(0.35)	$10.32	(1.54)%	1.54%	1.54%	2.37%	2.37%	22%	$7,429
2023	$12.46	0.56	(1.52)	(0.96)	(0.66)	$10.84	(7.66)%	1.51%	1.51%	4.72%	4.72%	18%	$9,635
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Inflation-Adjusted Bond Fund
R Class
2026	$10.79	0.31	(0.08)	0.23	(0.40)	$10.62	2.18%	1.01%	1.01%	2.96%	2.96%	44%	$26,474
2025	$10.39	0.34	0.23	0.57	(0.17)	$10.79	5.57%	1.04%	1.04%	3.20%	3.20%	49%	$25,866
2024	$10.92	0.30	(0.42)	(0.12)	(0.41)	$10.39	(1.12)%	1.04%	1.04%	2.87%	2.87%	22%	$29,132
2023	$12.55	0.59	(1.51)	(0.92)	(0.71)	$10.92	(7.21)%	1.01%	1.01%	5.22%	5.22%	18%	$34,651
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
R5 Class
2026	$10.76	0.39	(0.08)	0.31	(0.48)	$10.59	2.92%	0.31%	0.31%	3.66%	3.66%	44%	$83,017
2025	$10.37	0.41	0.23	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$88,116
2024	$10.89	0.38	(0.42)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$160,541
2023	$12.52	0.69	(1.53)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$209,404
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
R6 Class
2026	$10.75	0.39	(0.08)	0.31	(0.48)	$10.58	2.97%	0.26%	0.26%	3.71%	3.71%	44%	$480,519
2025	$10.36	0.42	0.22	0.64	(0.25)	$10.75	6.29%	0.29%	0.29%	3.95%	3.95%	49%	$492,081
2024	$10.89	0.38	(0.42)	(0.04)	(0.49)	$10.36	(0.37)%	0.29%	0.29%	3.62%	3.62%	22%	$519,268
2023	$12.51	0.66	(1.48)	(0.82)	(0.80)	$10.89	(6.45)%	0.26%	0.26%	5.97%	5.97%	18%	$538,834
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
G Class
2026	$10.77	0.42	(0.09)	0.33	(0.50)	$10.60	3.19%	0.05%	0.26%	3.92%	3.71%	44%	$585,465
2025	$10.38	0.44	0.22	0.66	(0.27)	$10.77	6.51%	0.08%	0.29%	4.16%	3.95%	49%	$839,605
2024	$10.90	0.39	(0.40)	(0.01)	(0.51)	$10.38	(0.07)%	0.08%	0.29%	3.83%	3.62%	22%	$953,780
2023	$12.53	0.69	(1.50)	(0.81)	(0.82)	$10.90	(6.33)%	0.05%	0.26%	6.18%	5.97%	18%	$918,235
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short-Term Government Fund
Investor Class
2026	$9.13	0.33	0.01	0.34	(0.33)	—	(0.33)	$9.14	3.78%	0.55%	3.60%	210%	$117,359
2025	$9.05	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.13	4.99%	0.54%	3.99%	298%	$130,702
2024	$9.23	0.37	(0.18)	0.19	(0.37)	—	(0.37)	$9.05	2.11%	0.55%	4.01%	310%	$130,365
2023	$9.45	0.19	(0.21)	(0.02)	(0.20)	—	(0.20)	$9.23	(0.18)%	0.55%	2.09%	238%	$139,180
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
I Class
2026	$9.13	0.34	—(3)	0.34	(0.34)	—	(0.34)	$9.13	3.77%	0.45%	3.70%	210%	$43,622
2025	$9.05	0.37	0.08	0.45	(0.37)	—	(0.37)	$9.13	5.10%	0.44%	4.09%	298%	$43,947
2024	$9.23	0.37	(0.17)	0.20	(0.38)	—	(0.38)	$9.05	2.21%	0.45%	4.11%	310%	$33,653
2023	$9.44	0.21	(0.21)	—	(0.21)	—	(0.21)	$9.23	0.02%	0.45%	2.19%	238%	$175,341
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
A Class
2026	$9.14	0.31	0.01	0.32	(0.31)	—	(0.31)	$9.15	3.53%	0.80%	3.35%	210%	$5,360
2025	$9.06	0.34	0.08	0.42	(0.34)	—	(0.34)	$9.14	4.73%	0.79%	3.74%	298%	$5,173
2024	$9.24	0.34	(0.17)	0.17	(0.35)	—	(0.35)	$9.06	1.86%	0.80%	3.76%	310%	$5,686
2023	$9.46	0.17	(0.21)	(0.04)	(0.18)	—	(0.18)	$9.24	(0.43)%	0.80%	1.84%	238%	$5,633
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
C Class
2026	$8.98	0.23	0.01	0.24	(0.24)	—	(0.24)	$8.98	2.64%	1.55%	2.60%	210%	$1,691
2025	$8.90	0.27	0.08	0.35	(0.27)	—	(0.27)	$8.98	3.97%	1.54%	2.99%	298%	$1,632
2024	$9.06	0.27	(0.17)	0.10	(0.26)	—	(0.26)	$8.90	1.17%	1.55%	3.01%	310%	$810
2023	$9.17	0.09	(0.20)	(0.11)	—	—	—	$9.06	(1.20)%	1.55%	1.09%	238%	$2,218
2022	$9.58	(0.06)	(0.29)	(0.35)	—(3)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
R Class
2026	$9.11	0.28	—(3)	0.28	(0.28)	—	(0.28)	$9.11	3.16%	1.05%	3.10%	210%	$976
2025	$9.03	0.32	0.08	0.40	(0.32)	—	(0.32)	$9.11	4.47%	1.04%	3.49%	298%	$1,526
2024	$9.20	0.32	(0.17)	0.15	(0.32)	—	(0.32)	$9.03	1.71%	1.05%	3.51%	310%	$2,046
2023	$9.40	0.15	(0.22)	(0.07)	(0.13)	—	(0.13)	$9.20	(0.74)%	1.05%	1.59%	238%	$3,385
2022	$9.76	(0.01)	(0.29)	(0.30)	—(3)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short-Term Government Fund
R5 Class
2026	$9.14	0.35	—(3)	0.35	(0.35)	—	(0.35)	$9.14	3.88%	0.35%	3.80%	210%	$19,962
2025	$9.06	0.38	0.08	0.46	(0.38)	—	(0.38)	$9.14	5.20%	0.34%	4.19%	298%	$26,891
2024	$9.23	0.38	(0.16)	0.22	(0.39)	—	(0.39)	$9.06	2.43%	0.35%	4.21%	310%	$14,774
2023	$9.45	0.20	(0.20)	—	(0.22)	—	(0.22)	$9.23	0.01%	0.35%	2.29%	238%	$16,257
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century Government Income Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Capital Preservation Fund, Ginnie Mae Fund, Government Bond Fund, Inflation-Adjusted Bond Fund, and Short-Term Government Fund (the “Funds”), each a series of American Century Government Income Trust, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92276 2605

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 28, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 28, 2026